Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000135933 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	81.46%
C000135933 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000135933 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.02%
C000135933 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000135933 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000135933 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000135933 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000135933 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000135933 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000135933 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%
C000135933 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000135933 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000135933 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000006344 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	81.46%
C000006344 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000006344 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.02%
C000006344 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000006344 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000006344 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000006344 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000006344 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006344 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000006344 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%
C000006344 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000006344 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000006344 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000006342 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	81.46%
C000006342 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000006342 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.02%
C000006342 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000006342 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000006342 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000006342 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000006342 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006342 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000006342 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%
C000006342 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000006342 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000006342 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.08%